INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - accumulated depreciation (Details) - USD ($)	9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Property, plant and equipment
As of the beginning of period	$ (67,853,835)
As of the end of period	(74,563,591)
Office equipment
Property, plant and equipment
As of the beginning of period	(263,892)
As of the end of period	(267,480)
Vehicles
Property, plant and equipment
As of the beginning of period	(2,032,853)
As of the end of period	(1,989,973)
Equipment and computer software
Property, plant and equipment
As of the beginning of period	(174,399)
As of the end of period	(171,674)
Fixture and fittings
Property, plant and equipment
As of the beginning of period	(2,862,949)
As of the end of period	(2,279,558)
Machinery and equipment
Property, plant and equipment
As of the beginning of period	(14,463,756)
As of the end of period	(13,106,958)
Land and buildings
Property, plant and equipment
As of the beginning of period	(36,144,792)
As of the end of period	(38,673,141)
Accumulated depreciation
Property, plant and equipment
As of the beginning of period	25,780,944	$ 21,613,129
Disposals	(100,350)	(109,442)
Depreciation of the period	3,923,274	4,201,056
Foreign currency translation	(174,206)	13,431
As of the end of period	29,429,662	25,718,174
Accumulated depreciation | Office equipment
Property, plant and equipment
As of the beginning of period	704,196	638,466
Depreciation of the period	51,251	48,541
Foreign currency translation	(1,476)	693
As of the end of period	753,971	687,700
Accumulated depreciation | Vehicles
Property, plant and equipment
As of the beginning of period	3,459,466	2,596,905
Disposals	(54,731)	(59,744)
Depreciation of the period	635,040	717,554
Foreign currency translation	(95,940)	1,990
As of the end of period	3,943,835	3,256,705
Accumulated depreciation | Equipment and computer software
Property, plant and equipment
As of the beginning of period	800,110	693,673
Disposals	(1,664)	(44,309)
Depreciation of the period	152,719	107,642
Foreign currency translation	(5,388)	2,313
As of the end of period	945,777	759,319
Accumulated depreciation | Fixture and fittings
Property, plant and equipment
As of the beginning of period	4,800,950	4,059,470
Depreciation of the period	592,248	553,608
Foreign currency translation	(1,832)	711
As of the end of period	5,391,366	4,613,789
Accumulated depreciation | Machinery and equipment
Property, plant and equipment
As of the beginning of period	9,049,291	7,205,870
Disposals	(43,955)	(5,389)
Depreciation of the period	1,789,498	2,091,363
Foreign currency translation	(7,831)	7,407
As of the end of period	10,787,003	9,299,251
Accumulated depreciation | Land and buildings
Property, plant and equipment
As of the beginning of period	6,966,931	6,418,745
Depreciation of the period	702,518	682,348
Foreign currency translation	(61,739)	317
As of the end of period	$ 7,607,710	$ 7,101,410